Cover	Nov. 05, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2024
Entity File Number	1-6368
Entity Registrant Name	Ford Motor Credit Co LLC
Entity Central Index Key	0000038009
Entity Tax Identification Number	38-1612444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Floating Rate Notes due December 1, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 1, 2024*
Trading Symbol	F/24L
Security Exchange Name	NYSE
3.683% Notes due December 3, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	3.683% Notes due December 3, 2024*
Trading Symbol	F/24Q
Security Exchange Name	NYSE
1.355% Notes due February 7, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	1.355% Notes due February 7, 2025*
Trading Symbol	F/25I
Security Exchange Name	NYSE
4.535% Notes due March 6, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.535% Notes due March 6, 2025*
Trading Symbol	F/25K
Security Exchange Name	NYSE
3.250% Notes due September 15, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	3.250% Notes due September 15, 2025*
Trading Symbol	F/25M
Security Exchange Name	NYSE
2.330% Notes due November 25, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	2.330% Notes due November 25, 2025*
Trading Symbol	F/25L
Security Exchange Name	NYSE
2.386% Notes due February 17, 2026*[Member]
Document Information [Line Items]
Title of 12(b) Security	2.386% Notes due February 17, 2026*
Trading Symbol	F/26AB
Security Exchange Name	NYSE
6.860% Notes due June 5, 2026*[Member]
Document Information [Line Items]
Title of 12(b) Security	6.860% Notes due June 5, 2026*
Trading Symbol	F/26A
Security Exchange Name	NYSE
3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026[Member]
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026
Trading Symbol	F/26N
Security Exchange Name	NYSE
4.867% Notes due August 3, 2027*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.867% Notes due August 3, 2027*
Trading Symbol	F/27A
Security Exchange Name	NYSE
6.125% Notes due May 15, 2028*[Member]
Document Information [Line Items]
Title of 12(b) Security	6.125% Notes due May 15, 2028*
Trading Symbol	F/28B
Security Exchange Name	NYSE
5.625% Notes due October 9, 2028*[Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Notes due October 9, 2028*
Trading Symbol	F/28D
Security Exchange Name	NYSE
4.165% Notes due November 21, 2028*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.165% Notes due November 21, 2028*
Trading Symbol	F/28E
Security Exchange Name	NYSE
5.125% Notes due February 20, 2029*[Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due February 20, 2029*
Trading Symbol	F/29B
Security Exchange Name	NYSE
4.445% Notes due February 14, 2030*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.445% Notes due February 14, 2030*
Trading Symbol	F/30D
Security Exchange Name	NYSE
5.780% Notes due April 30, 2030*[Member]
Document Information [Line Items]
Title of 12(b) Security	5.780% Notes due April 30, 2030*
Trading Symbol	F/30A
Security Exchange Name	NYSE